FINANCIAL ASSETS (Details Narrative) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial Assets
Cash and cash equivalents, description	where regulation obliges us to maintain a cash reserve equal to the amount that the customer has in his or her online wallet.
Cash and cash equivalents	€ 5,769	€ 5,150
Trade receivables and other current assets	2,689	1,445
Current financial assets	11,414	9,905
Current financial assets from related parties	1,584	8,147
Credit losses on current financial assets	€ 138	€ 138